LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM INVESTMENTS

The Group’s long-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments with readily determinable fair value
—Equity securities	273,020	161,187
—Funds	—	63,217
Debt investments using fair value option
—Trust products	51,090	—
Total	324,110	224,404

SCHEDULE OF INVESTMENTS FAIR VALUE

The following table summarized the Group’s long-term investments at fair value as of December 31, 2024 and 2025:

	As of December 31, 2024
	Aggregate Cost	Unrealized Gain/(Losses)	Foreign Currency Translation Adjustment	Aggregate fair value
Equity investments with readily determinable fair value	448,293	(177,815)	2,542	273,020
Debt investments using fair value option	51,000	90	—	51,090
Total	499,293	(177,725)	2,542	324,110

	As of December 31, 2025
	Aggregate Cost	Unrealized Losses	Foreign Currency Translation Adjustment	Aggregate fair value
Equity investments with readily determinable fair value	448,574	(221,341)	(2,829)	224,404
Total	448,574	(221,341)	(2,829)	224,404